SHARE-BASED COMPENSATION (Details)	1 Months Ended	0 Months Ended
	Sep. 30, 2000	Apr. 30, 2009	Jul. 31, 2006	Feb. 29, 2004	Dec. 31, 2011
2000 Option Plan
SHARE-BASED COMPENSATION
Common shares reserved for issuance under share option plan	4,010,666		7,530,578	5,530,578
Period from the date of grant to exercise the share options	6 years
2009 Option Plan
SHARE-BASED COMPENSATION
Common shares reserved for issuance under share option plan		5,000,000			10,000,000
Period from the date of grant to exercise the share options		6 years